Investments in equity investees- summarized financial information of equity method investments (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Operating data:
Revenue	¥ 488,775	¥ 284,706	¥ 125,701
Cost of revenue	(405,074)	(242,068)	(109,790)
(Loss) Income from operations	3,840	(7,072)	(9,071)
Net (loss) income	2,923	195	¥ (6,743)
Balance sheet data:
Current assets	257,502	200,742
Non-current assets	222,484	184,310
Current liabilities	205,272	162,340
Non-current liabilities	34,191	26,107
Noncontrolling interests and mezzanine equity	¥ 10,151	¥ 16,586